Convertible notes at fair value	12 Months Ended
Dec. 31, 2022
Convertible notes at fair value
Convertible notes at fair value
18	Convertible notes at fair value

The Company has issued certain convertible notes in September 2018 (the “2018 Notes”), November 2019 (the “November 2019 Notes”), December 2019 (the “December 2019 Notes”), January 2020 (the “January 2020 Notes”) and July 2020 (the “July 2020 Notes”). The November 2019 Notes and December 2019 Notes together are referred to as the “2019 Notes”. The January 2020 Notes and July 2020 Notes together are referred to as the “2020 Notes”. There were no outstanding convertible notes as of December 31, 2021 and 2022.

				Coupon
			Principal amounts	rate
Convertible notes	Issue date	Maturity date	US$	%
2018 Notes	September 12, 2018	September 12, 2023	30,000	0
November 2019 Notes	November 11, 2019	November 11, 2022	20,000	5
December 2019 Notes	December 16, 2019	December 16, 2022	10,000	5
January 2020 Notes	January 23, 2020	September 12, 2023	3,450	0
July 2020 Notes	July 30, 2020	September 12, 2023	13,100	0

The movement of transactions of these convertible notes during the year ended December 31, 2020 is shown in the table below.

	2018	2019	2020
	Notes	Notes	Notes	Total
Balance as of January 1, 2020	19,182	29,826	—	49,008
Years ended December 31, 2020
Fair value changes	3,644	445	344	4,433
New issuance	—	—	19,184	19,184
Issuance of convertible notes upon exercise of call option (Note (v))	—	—	11,466	11,466
Conversion of convertible notes (Note (iii))	(7,630)	(30,271)	(30,994)	(68,895)
Redemption of convertible notes (Note (iv))	(15,196)	—	—	(15,196)
Balance as of December 31, 2020	—	—	—	—

Note:

(i)	All the convertible notes together with the embedding conversion options are recognized as financial liabilities whereby the Company has elected the fair value option under ASC 825-10 to measure the entire instrument at fair value with realized or unrealized gains and losses recorded in the consolidated statements of comprehensive loss. Also, ASC 825-10-25-11 requires financial instrument that is legally a single contract not to be separated into parts for purposes of applying the fair value option.
(ii)	Issuance costs related to the convertible notes for which the fair value option is elected amounting to US$4,556 and US$44 for the years ended December 31, 2019 and 2020 respectively. Such costs have been recognized in earnings as incurred and not deferred in accordance with ASC 825-10-25-3.

18	Convertible notes at fair value (Continued)

Note: (Continued)

(iii)	Details of the conversion of convertible notes for the year ended December 31, 2020 are as follows.

					Fair value
					of
					converted
				Conversion	convertible
		Principal	Number of	price per	notes as of the
		amount	ADSs	ADS	conversion
Convertible notes	Conversion date	converted	converted	US$	date
For the year ended December 31, 2020
2018 Notes	June 30, 2020	1,000	24,805	40.31	1,551
2018 Notes	July 24, 2020	1,000	23,655	42.28	1,752
2018 Notes	August 11, 2020	2,000	53,660	37.27	4,327
November 2019 Notes	February 18, 2020	20,000	512,821	39.00	20,282
December 2019 Notes	February 18, 2020	10,000	256,410	39.00	9,989
January 2020 Notes	February 3, 2020	3,450	108,887	31.68	4,346
July 2020 Notes	July 30, 2020	13,100	385,169	34.01	26,648
		50,550	1,365,407		68,895

(iv)	The Company has redeemed the 2018 Notes on the following dates during the year ended December 31, 2020:

Redemption date	Principal amount	Consideration paid for redemption
February 3, 2020	6,900	8,004
March 31, 2020	6,200	7,192
	13,100	15,196

(v)	Pursuant to an agreement entered into with an independent investor on February 17, 2020, the Company agreed to issue the July 2020 Notes with principal amounts of US$13,100 upon receipt of total cash consideration of US$15,196 from the investor on or before June 16, 2020. This constitutes a call option written to the investor to purchase the July 2020 Notes (the “Call Option”) which is recorded as a derivative liability and measured at fair value. In June 2020, the Company has entered into an addendum with the independent investor to extend the payment due date from June 16, 2020 to July 31, 2020. The investor exercised the Call Option on July 30, 2020, upon which the Company issued the July 2020 Notes to the investor. On the same date, the investor converted the entire July 2020 Notes into 1,925,848 Class A ordinary shares of the Company.

The fair value of the Call Option recorded as derivative liabilities of US$11,466 as of July 30, 2020 was determined using a binomial model with the key assumptions being the volatility of 13.39% and risk-free rate of 0.09%. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield of US Treasury Strips with a maturity life equal to the time to maturity of the July 2020 Notes.

18	Convertible notes at fair value (Continued)

Note: (Continued)

(vi)	The fair values of the 2018 Notes, January 2020 Notes and July 2020 Notes as of the dates of conversion and the end of reporting periods were determined using Monte Carlo simulation, with key assumptions summarized in the below table. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield, as of the respective measurement dates, of the zero-coupon U.S. Treasury bill that commensurate with the remaining period until the maturity of the convertible notes.

Measurement date	Volatility	Risk-free rate
	%	%
2018 Notes
February 3, 2020	42.09	1.37
March 31, 2020	45.38	0.45
June 30, 2020	51.24	0.24
July 24, 2020	49.26	0.23
August 11, 2020	49.75	0.23
January 2020 Notes
February 3, 2020	42.09	1.37
July 2020 Notes
July 30, 2020	49.45	0.19

(vii)	The fair values of the 2020 Notes were determined using a binomial model with the key assumptions summarized in the below table. The volatility was based on the implied historical volatility of certain comparable companies. The risk-free interest rate is equal to the yield, as of the respective measurement dates, of a 5% coupon U.S. Treasury bill that is commensurate with the remaining period until the maturity of the 2020 Notes. The bond yield was based on the yield of corporate bonds with comparable ratings.

Measurement date	Volatility	Risk-free rate	Bond yield
	%	%	%
November 2019 Notes
February 18, 2020	44.02	1.40	10.67

December 2019 Notes
February 18, 2020	43.61	1.40	10.67